Costamare Ventures Inc.	12 Months Ended
Dec. 31, 2016
Costamare Ventures Inc. [Abstract]:
Costamare Ventures Inc.

On May 15, 2013, the Company, along with its wholly-owned subsidiary, Costamare Ventures Inc. (“Costamare Ventures”), entered into a Framework Deed (the “Framework Deed”) with York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) to invest jointly in the acquisition and construction of container vessels. Under the Framework Deedthe decisions regarding vessel acquisitions will be made jointly by Costamare Ventures and York and the Company reserves the right to acquire any vessels that York decides not to pursue.

Under the terms of the Framework Deed, York agreed to invest up to $250 million in mutually agreed vessel acquisitions and Costamare Ventures agreed to invest a minimum of $75 million with an option to invest up to $240 million in these transactions. Depending on the amount Costamare Ventures elected to invest, it was expected that it would hold between 25% and 49% of the equity in the entities that would be formed under the Framework Deed and York would hold the balance. The Framework Deedwas to terminate on its sixth anniversary or upon the occurrence of certain extraordinary events as described therein.

The Framework Deedwas amended and restated by an Amendment and Restatement Deeddated May 18, 2015 (the “Restated Framework Deed”). Pursuant to the Restated Framework Deed, there is no minimum and maximum amount to be invested by Costamare Ventures or York, both Costamare Ventures and York can invest between 25% and 75% inthe equity oftheentities formed under the Restated Framework Deed, the commitment period has been extended up to May 18, 2020 and the termination of the Restated Framework Deedwill occur on May 18, 2024,or upon the occurrence of certain extraordinary events as described therein.

On termination and on the occurrence of certain extraordinary events, Costamare Ventures may elect to divide the vessels owned by all such vessel-owning entities between itself and York to reflect their cumulative participation in all such entities. Costamare Shipping provides shipmanagement and administrative services to the vessels acquired under the Framework Deed, with the right to subcontract to V.Ships Greece and/or Shanghai Costamare.As at December 31, 2016, the Company holds a range of 25% to 49% of the capital stock of eighteen jointly-owned companies formed pursuant to the Restated Framework Deedwith York (Note 9).The Company accounts for the entities formed under the Restated Framework Deedas equity investments.